Income Taxes - Unrecognized Tax Benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits
Balance at beginning of year	$ 54.0	$ 49.2	$ 50.3
Increases (decreases) for prior year tax positions	(0.8)	1.6	1.3
Increases (decreases) for current year tax positions	0.9	3.7	(0.7)
Increases (decreases) related to settlements	0	0	(0.2)
Decreases related to statute lapse	(0.3)	(0.5)	(1.5)
Balance at end of year	53.8	54.0	49.2
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	42.6	42.4
Unrecognized tax benefits that would result in adjustments to other tax accounts	11.2	11.6
Unrecognized tax benefits, accrued interest and penalties	$ 0.7	$ 4.0
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Open Tax Year by Major Tax Jurisdiction	2010
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Open Tax Year by Major Tax Jurisdiction	2007